S000003998 [Member] Expense Example - Putnam Sustainable Retirement 2040 Fund	Jul. 31, 2025 USD ($)
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	1,431
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	684
Expense Example, with Redemption, 10 Years	1,714
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	469
Expense Example, with Redemption, 10 Years	1,259
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	657
Expense Example, with Redemption, 3 Years	831
Expense Example, with Redemption, 5 Years	1,144
Expense Example, with Redemption, 10 Years	2,030
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	998
Expense Example, with Redemption, 10 Years	2,166
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,979
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	469
Expense Example, with Redemption, 10 Years	1,259
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	414
Expense Example, with Redemption, 10 Years	$ 1,141